CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive income, tax	$ 0	$ 0	$ 0